PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Machinery [Member] USD ($)	Dec. 31, 2012 Machinery [Member] CNY	Dec. 31, 2011 Machinery [Member] CNY	Dec. 31, 2012 Office equipment [Member] USD ($)	Dec. 31, 2012 Office equipment [Member] CNY	Dec. 31, 2011 Office equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment	$ 72,715	453,023	420,545		$ 55,434	345,359	330,802	$ 3,470	21,620	18,411	$ 2,470	15,388	14,394	$ 11,341	70,656	56,938
Less: accumulated depreciation	(18,575)	(115,724)	(95,237)
Property and equipment, net	54,140	337,299	325,308
Construction in progress	35,859	223,401
Total	89,999	560,700	325,308
Depreciation expenses	3,745	23,328	16,560	13,729
Interest expense capitalized in construction in process	$ 1,760	10,966